Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Cost	$ 38,698		$ 48,151
Accumulated amortization	10,778		9,807
Net book value	27,920		38,344
Patents and trademarks [Member]
Cost	18,425		20,974
Accumulated amortization	3,445		2,900
Net book value	14,980		18,074
Technology [Member]
Cost	6,449	[1]	7,468
Accumulated amortization	3,142	[1]	2,796
Net book value	3,307	[1]	4,672
Customer contracts [Member]
Cost	13,762	[1]	18,447	[2]
Accumulated amortization	4,163	[1]	3,886	[2]
Net book value	9,599	[1]	14,561	[2]
Other intangibles [Member]
Cost	62	[1]	1,262
Accumulated amortization	28	[1]	225
Net book value	$ 34	[1]	$ 1,037

[1]	The Company reviews its long-lived assets for impairment including property, plant and equipment, and intangible assets whenever events and changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Based on the revenue and operating results and decline in the oil price, the Company concluded there were impairment indicators requiring the performance of a long-lived assets impairment test for customer contracts, technology and other intangibles as of November 30, 2014. Accordingly non-cash impairment charges aggregating to $5,823 were recorded during the year December 31, 2014 and reduces the carrying values of technology by $100, customer contracts by $5,323 and other intangibles by $400 for the On-Road Systems segment.
[2]	During the year ended December 31, 2013, there was a significant decline in revenue from the lower than expected adoption rate of natural gas vehicles in our customer contracts. An impairment analysis of the intangibles balance indicated that the carrying value exceeded the fair value of customer contracts. Accordingly, an intangible impairment charge of $1,721 related to customer contracts in Sweden was recognized in the On-Road Systems segment. The fair value of customer contracts was determined using the present value of expected cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital.